Segment Information - Additional Information (Detail)	6 Months Ended
	Jun. 30, 2020 Segment	Jun. 30, 2019 USD ($)
Disclosure Of Operating Segments [Line Items]
Number of reportable segment | Segment	1
Revenue		$ 3,000,000
Out-licensing
Disclosure Of Operating Segments [Line Items]
Revenue		3,000,000
Out-licensing | Commercialization Rights In Korea
Disclosure Of Operating Segments [Line Items]
Revenue		$ 3,000,000